Financial instruments disclosures - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents		$ 5,989	$ 10,550	$ 7,746
Other investments, including loans		2,187
Trade and other receivables	[1]	2,713
Fair value [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents		5,989	10,550
Investments in equity shares and funds		141	136
Other investments, including loans		2,187	1,152
Trade and other receivables		2,713	2,985
Financial assets (excluding derivative assets)		11,030	14,823
Forward contracts: designated as hedges		(90)
Forward contracts and option contracts, not designated as hedges		232	(87)
Derivatives related to net debt		(310)	(177)
Trade and other payables		(5,175)	(5,922)
Financial assets and liabilities net		5,687	8,637
Fair value [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents		3,130
Investments in equity shares and funds		19	88
Other investments, including loans		2,090	1,037
Trade and other receivables		7
Financial assets (excluding derivative assets)		5,246	1,125
Financial assets and liabilities net		5,246	1,125
Fair value [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Investments in equity shares and funds		81
Trade and other receivables		758	90
Financial assets (excluding derivative assets)		839	90
Forward contracts and option contracts, not designated as hedges		9	11
Derivatives related to net debt		(310)	(177)
Trade and other payables		(20)	(15)
Financial assets and liabilities net		518	(91)
Fair value [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Investments in equity shares and funds		41	3
Other investments, including loans		82	88
Financial assets (excluding derivative assets)		123	91
Forward contracts: designated as hedges		(90)
Forward contracts and option contracts, not designated as hedges		223	(98)
Financial assets and liabilities net		256	(7)
Not held at fair value [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents		2,859	10,550
Investments in equity shares and funds			45
Other investments, including loans		15	27
Trade and other receivables		1,948	2,895
Financial assets (excluding derivative assets)		4,822	13,517
Trade and other payables		(5,155)	(5,907)
Financial assets and liabilities net		$ (333)	$ 7,610

[1]	Trade and other receivables exclude non-financial assets such as pension surpluses, prepayment of tolling charges to joint operations and other prepayments within other receivables and will therefore differ to the amounts shown in the balance sheet.